Employee Compensation - Summary of Changes in Number of Key Assumption (Detail) $ in Millions	Oct. 31, 2019 CAD ($)
Pension Plans [member] | Actuarial assumption of discount rates [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of discount rates	3.00%
Pension Plans [member] | Actuarial assumption of discount rates [member] | Actuarial assumption of discount rates, 1% increase [member]
Disclosure of defined benefit plans [line items]
Increase (decrease) in benefit obligation due to reasonably possible increase in actuarial assumption	$ (1,041)
Pension Plans [member] | Actuarial assumption of discount rates [member] | Actuarial assumption of discount rates, 1% decrease [member]
Disclosure of defined benefit plans [line items]
Increase (decrease) in benefit obligation due to reasonably possible decrease in actuarial assumption	$ 1,324
Pension Plans [member] | Actuarial assumption of expected rates of salary increases [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of discount rates	2.10%
Pension Plans [member] | Actuarial assumption of expected rates of salary increases [member] | Actuarial assumption of expected rate of compensation, 0.25% increase [member]
Disclosure of defined benefit plans [line items]
Increase (decrease) in benefit obligation due to reasonably possible increase in actuarial assumption	$ 51
Pension Plans [member] | Actuarial assumption of expected rates of salary increases [member] | Actuarial assumption of expected rate of compensation, 0.25% decrease [member]
Disclosure of defined benefit plans [line items]
Increase (decrease) in benefit obligation due to reasonably possible decrease in actuarial assumption	(49)
Pension Plans [member] | Actuarial assumption of mortality rates [member] | Actuarial assumption of mortality, 1 year shorter life expectancy [member]
Disclosure of defined benefit plans [line items]
Increase (decrease) in benefit obligation due to reasonably possible increase in actuarial assumption	(185)
Pension Plans [member] | Actuarial assumption of mortality rates [member] | Actuarial assumption of mortality, 1 year longer life expectancy [member]
Disclosure of defined benefit plans [line items]
Increase (decrease) in benefit obligation due to reasonably possible decrease in actuarial assumption	$ 182
Other employee future benefit plans [member] | Actuarial assumption of discount rates [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of discount rates	3.00%
Other employee future benefit plans [member] | Actuarial assumption of discount rates [member] | Actuarial assumption of discount rates, 1% increase [member]
Disclosure of defined benefit plans [line items]
Increase (decrease) in benefit obligation due to reasonably possible increase in actuarial assumption	$ (122)
Other employee future benefit plans [member] | Actuarial assumption of discount rates [member] | Actuarial assumption of discount rates, 1% decrease [member]
Disclosure of defined benefit plans [line items]
Increase (decrease) in benefit obligation due to reasonably possible decrease in actuarial assumption	$ 153
Other employee future benefit plans [member] | Actuarial assumption of expected rates of salary increases [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of discount rates	2.00%
Other employee future benefit plans [member] | Actuarial assumption of mortality rates [member] | Actuarial assumption of mortality, 1 year shorter life expectancy [member]
Disclosure of defined benefit plans [line items]
Increase (decrease) in benefit obligation due to reasonably possible increase in actuarial assumption	$ (28)
Other employee future benefit plans [member] | Actuarial assumption of mortality rates [member] | Actuarial assumption of mortality, 1 year longer life expectancy [member]
Disclosure of defined benefit plans [line items]
Increase (decrease) in benefit obligation due to reasonably possible decrease in actuarial assumption	$ 29
Other employee future benefit plans [member] | Actuarial assumption of health care cost trend rates [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of discount rates	4.90%
Other employee future benefit plans [member] | Actuarial assumption of health care cost trend rates [member] | Actuarial assumption of medical cost trend rate, 1% increase [member]
Disclosure of defined benefit plans [line items]
Increase (decrease) in benefit obligation due to reasonably possible increase in actuarial assumption	$ 49
Other employee future benefit plans [member] | Actuarial assumption of health care cost trend rates [member] | Actuarial assumption of medical cost trend rate, 1% decrease [member]
Disclosure of defined benefit plans [line items]
Increase (decrease) in benefit obligation due to reasonably possible decrease in actuarial assumption	$ (51)